FINANCING AND LOANS - GUARANTEES FOR NON-SUBSIDIARY (Details) R$ in Thousands	Dec. 31, 2019 BRL (R$)
Disclosure of detailed information about borrowings [line items]
Value of Financing	R$ 23,709,613
Outstanding Balance	15,789,524
Guarantees of subsidiary companies
Disclosure of detailed information about borrowings [line items]
Value of Financing	25,565,276
Outstanding Balance	30,577,167
UHE Belo Monte - Norte Energia
Disclosure of detailed information about borrowings [line items]
Value of Financing	11,245,500
Outstanding Balance	13,880,578
UHE Santo Antnio
Disclosure of detailed information about borrowings [line items]
Value of Financing	4,876,719
Outstanding Balance	6,904,616
UHE Jirau - ESBR
Disclosure of detailed information about borrowings [line items]
Value of Financing	3,818,000
Outstanding Balance	4,224,542
Belo Monte Transmissora de Energia
Disclosure of detailed information about borrowings [line items]
Value of Financing	1,538,600
Outstanding Balance	1,656,222
UHE Teles Pires
Disclosure of detailed information about borrowings [line items]
Value of Financing	1,503,240
Outstanding Balance	1,509,516
UHE Sinop
Disclosure of detailed information about borrowings [line items]
Value of Financing	628,180
Outstanding Balance	678,718
Empresa de Energia Sao Manoel S.A.
Disclosure of detailed information about borrowings [line items]
Value of Financing	551,318
Outstanding Balance	623,077
Norte Brasil Transmissora
Disclosure of detailed information about borrowings [line items]
Value of Financing	612,500
Outstanding Balance	504,370
Manaus Transmissora
Disclosure of detailed information about borrowings [line items]
Value of Financing	396,495
Outstanding Balance	R$ 313,890
TDG - Transmissora Delmiro Gouveia S.A.
Disclosure of detailed information about borrowings [line items]
Company Stake	49.00%
Value of Financing	R$ 58,346
Outstanding Balance	51,475
Caldas Novas Transmissao
Disclosure of detailed information about borrowings [line items]
Value of Financing	8,072
Outstanding Balance	R$ 4,420
Borrowings from BNDES bank for UHE Belo Monte - Norte Energia guaranteed by Eletrobras, one | UHE Belo Monte - Norte Energia
Disclosure of detailed information about borrowings [line items]
Company Stake	15.00%
Value of Financing	R$ 2,025,000
Outstanding Balance	R$ 2,427,574
Borrowings from CEF bank for UHE Belo Monte - Norte Energia guaranteed by Eletrobras, one | UHE Belo Monte - Norte Energia
Disclosure of detailed information about borrowings [line items]
Company Stake	15.00%
Value of Financing	R$ 1,050,000
Outstanding Balance	R$ 1,351,985
Borrowings from BTG Pactual bank for UHE Belo Monte - Norte Energia guaranteed by Eletrobras, one | UHE Belo Monte - Norte Energia
Disclosure of detailed information about borrowings [line items]
Company Stake	15.00%
Value of Financing	R$ 300,000
Outstanding Balance	R$ 386,281
Borrowings from BNDES bank for UHE Belo Monte - Norte Energia guaranteed by Eletrobras, two | UHE Belo Monte - Norte Energia
Disclosure of detailed information about borrowings [line items]
Company Stake	19.98%
Value of Financing	R$ 2,697,300
Outstanding Balance	R$ 3,233,528
Borrowings from CEF bank for UHE Belo Monte - Norte Energia guaranteed by Eletrobras, two | UHE Belo Monte - Norte Energia
Disclosure of detailed information about borrowings [line items]
Company Stake	19.98%
Value of Financing	R$ 1,398,600
Outstanding Balance	R$ 1,800,844
Borrowings from BTG Pactual bank for UHE Belo Monte - Norte Energia guaranteed by Eletrobras, two | UHE Belo Monte - Norte Energia
Disclosure of detailed information about borrowings [line items]
Company Stake	19.98%
Value of Financing	R$ 399,600
Outstanding Balance	R$ 514,527
Borrowings from BNDES bank for UHE Belo Monte - Norte Energia guaranteed by Eletrobras, three | UHE Belo Monte - Norte Energia
Disclosure of detailed information about borrowings [line items]
Company Stake	15.00%
Value of Financing	R$ 2,025,000
Outstanding Balance	R$ 2,427,574
Borrowings from CEF bank for UHE Belo Monte - Norte Energia guaranteed by Eletrobras, three | UHE Belo Monte - Norte Energia
Disclosure of detailed information about borrowings [line items]
Company Stake	15.00%
Value of Financing	R$ 1,050,000
Outstanding Balance	R$ 1,351,985
Borrowings from BTG Pactual bank for UHE Belo Monte - Norte Energia guaranteed by Eletrobras, three | UHE Belo Monte - Norte Energia
Disclosure of detailed information about borrowings [line items]
Company Stake	15.00%
Value of Financing	R$ 300,000
Outstanding Balance	R$ 386,281
Borrowings from BNDES Original Direct for UHE Santo Antnio guaranteed by Eletrobras | UHE Santo Antnio
Disclosure of detailed information about borrowings [line items]
Company Stake	43.06%
Value of Financing	R$ 1,329,920
Outstanding Balance	R$ 1,667,767
Borrowings from BNDES Supplementary Direct for UHE Santo Antnio guaranteed by Eletrobras | UHE Santo Antnio
Disclosure of detailed information about borrowings [line items]
Company Stake	43.06%
Value of Financing	R$ 428,402
Outstanding Balance	R$ 543,799
Borrowings through BNDES Original Transfer for UHE Santo Antnio guaranteed by Eletrobras | UHE Santo Antnio
Disclosure of detailed information about borrowings [line items]
Company Stake	43.06%
Value of Financing	R$ 1,310,835
Outstanding Balance	R$ 1,782,038
Borrowings through BNDES Supplementary Transfer for UHE Santo Antnio guaranteed by Eletrobras | UHE Santo Antnio
Disclosure of detailed information about borrowings [line items]
Company Stake	43.06%
Value of Financing	R$ 428,402
Outstanding Balance	R$ 517,499
Borrowings from BASA bank for UHE Santo Antnio guaranteed by Eletrobras | UHE Santo Antnio
Disclosure of detailed information about borrowings [line items]
Company Stake	43.06%
Value of Financing	R$ 216,750
Outstanding Balance	R$ 229,675
Borrowings through Issuance of Debentures for UHE Santo Antnio guaranteed by Eletrobras, one | UHE Santo Antnio
Disclosure of detailed information about borrowings [line items]
Company Stake	43.06%
Value of Financing	R$ 180,833
Outstanding Balance	R$ 205,217
Borrowings through Issuance of Debentures for UHE Santo Antnio guaranteed by Eletrobras, two | UHE Santo Antnio
Disclosure of detailed information about borrowings [line items]
Company Stake	43.06%
Value of Financing	R$ 301,389
Outstanding Balance	R$ 414,926
Borrowings through Issuance of Debentures for UHE Santo Antnio guaranteed by Furnas | UHE Santo Antnio
Disclosure of detailed information about borrowings [line items]
Company Stake	43.06%
Value of Financing	R$ 680,188
Outstanding Balance	R$ 1,543,695
Borrowings from BNDES bank for UHE Jirau - ESBR guaranteed by Eletrobras, one | UHE Jirau - ESBR
Disclosure of detailed information about borrowings [line items]
Company Stake	20.00%
Value of Financing	R$ 727,000
Outstanding Balance	R$ 816,587
Borrowings from BNDES bank for UHE Jirau - ESBR guaranteed by Eletrobras, two | UHE Jirau - ESBR
Disclosure of detailed information about borrowings [line items]
Company Stake	20.00%
Value of Financing	R$ 232,500
Outstanding Balance	R$ 234,152
Borrowings from BNDES TRANSFER for UHE Jirau - ESBR guaranteed by Eletrobras, one | UHE Jirau - ESBR
Disclosure of detailed information about borrowings [line items]
Company Stake	20.00%
Value of Financing	R$ 717,000
Outstanding Balance	R$ 834,301
Borrowings from BNDES TRANSFER for UHE Jirau - ESBR guaranteed by Eletrobras, two | UHE Jirau - ESBR
Disclosure of detailed information about borrowings [line items]
Company Stake	20.00%
Value of Financing	R$ 232,500
Outstanding Balance	R$ 227,231
Borrowings from BNDES bank for UHE Jirau - ESBR guaranteed by Eletrobras, three | UHE Jirau - ESBR
Disclosure of detailed information about borrowings [line items]
Company Stake	20.00%
Value of Financing	R$ 727,000
Outstanding Balance	R$ 816,587
Borrowings from BNDES bank for UHE Jirau - ESBR guaranteed by Eletrobras, four | UHE Jirau - ESBR
Disclosure of detailed information about borrowings [line items]
Company Stake	20.00%
Value of Financing	R$ 232,500
Outstanding Balance	R$ 234,152
Borrowings from BNDES TRANSFER for UHE Jirau - ESBR guaranteed by Eletrobras, three | UHE Jirau - ESBR
Disclosure of detailed information about borrowings [line items]
Company Stake	20.00%
Value of Financing	R$ 717,000
Outstanding Balance	R$ 834,301
Borrowings from BNDES TRANSFER for UHE Jirau - ESBR guaranteed by Eletrobras, four | UHE Jirau - ESBR
Disclosure of detailed information about borrowings [line items]
Company Stake	20.00%
Value of Financing	R$ 232,500
Outstanding Balance	R$ 227,231
Borrowings from BNDES bank for Belo Monte Transmissora de Energia S. A. guaranteed by Eletrobras, one | Belo Monte Transmissora de Energia
Disclosure of detailed information about borrowings [line items]
Company Stake	24.50%
Value of Financing	R$ 412,825
Outstanding Balance	R$ 436,802
Borrowings from BNDES TRANSFER for Belo Monte Transmissora de Energia S. A. guaranteed by Eletrobras, one | Belo Monte Transmissora de Energia
Disclosure of detailed information about borrowings [line items]
Company Stake	24.50%
Value of Financing	R$ 214,375
Outstanding Balance	R$ 231,936
Borrowings from BNDES TRANSFER for Belo Monte Transmissora de Energia S. A. guaranteed by Eletrobras, two | Belo Monte Transmissora de Energia
Disclosure of detailed information about borrowings [line items]
Company Stake	24.50%
Value of Financing	R$ 214,375
Outstanding Balance	R$ 231,936
Borrowings from BNDES bank for Belo Monte Transmissora de Energia S. A. guaranteed by Eletrobras, two | Belo Monte Transmissora de Energia
Disclosure of detailed information about borrowings [line items]
Company Stake	24.50%
Value of Financing	R$ 412,825
Outstanding Balance	R$ 436,802
Borrowings through Issuance of Debentures for Belo Monte Transmissora de Energia S. A. guaranteed by Eletronorte | Belo Monte Transmissora de Energia
Disclosure of detailed information about borrowings [line items]
Company Stake	24.50%
Value of Financing	R$ 142,100
Outstanding Balance	R$ 159,373
Borrowings through Issuance of Debentures for Belo Monte Transmissora de Energia S. A. guaranteed by Furnas | Belo Monte Transmissora de Energia
Disclosure of detailed information about borrowings [line items]
Company Stake	24.50%
Value of Financing	R$ 142,100
Outstanding Balance	R$ 159,373
Borrowings from BNDES bank for UHE Teles Pires guaranteed by Eletrobras, one | UHE Teles Pires
Disclosure of detailed information about borrowings [line items]
Company Stake	24.50%
Value of Financing	R$ 296,940
Outstanding Balance	R$ 299,580
Borrowings from BNDES/ Banco do Brasil for UHE Teles Pires guaranteed by Eletrobras, one | UHE Teles Pires
Disclosure of detailed information about borrowings [line items]
Company Stake	24.50%
Value of Financing	R$ 294,000
Outstanding Balance	R$ 296,803
Borrowings through Issuance of Debentures for UHE Teles Pires guaranteed by Eletrobras, one | UHE Teles Pires
Disclosure of detailed information about borrowings [line items]
Company Stake	24.72%
Value of Financing	R$ 160,680
Outstanding Balance	R$ 158,375
Borrowings from BNDES bank for UHE Teles Pires guaranteed by Eletrobras, two | UHE Teles Pires
Disclosure of detailed information about borrowings [line items]
Company Stake	24.50%
Value of Financing	R$ 296,940
Outstanding Balance	R$ 299,580
Borrowings from BNDES/ Banco do Brasil for UHE Teles Pires guaranteed by Eletrobras, two | UHE Teles Pires
Disclosure of detailed information about borrowings [line items]
Company Stake	24.50%
Value of Financing	R$ 294,000
Outstanding Balance	R$ 296,803
Borrowings through Issuance of Debentures for UHE Teles Pires guaranteed by Eletrobras, two | UHE Teles Pires
Disclosure of detailed information about borrowings [line items]
Company Stake	24.72%
Value of Financing	R$ 160,680
Outstanding Balance	R$ 158,375
Borrowings from BNDES bank for UHE Sinop guaranteed by Eletrobras, one | UHE Sinop
Disclosure of detailed information about borrowings [line items]
Company Stake	24.50%
Value of Financing	R$ 256,270
Outstanding Balance	R$ 275,578
Borrowings from BNDES bank for UHE Sinop guaranteed by Eletrobras, two | UHE Sinop
Disclosure of detailed information about borrowings [line items]
Company Stake	24.50%
Value of Financing	R$ 256,270
Outstanding Balance	R$ 275,578
Borrowings through Issuance of Debentures for UHE Sinop guaranteed by Chesf | UHE Sinop
Disclosure of detailed information about borrowings [line items]
Company Stake	24.50%
Value of Financing	R$ 57,820
Outstanding Balance	R$ 63,781
Borrowings through Issuance of Debentures for UHE Sinop guaranteed by Eletronorte | UHE Sinop
Disclosure of detailed information about borrowings [line items]
Company Stake	24.50%
Value of Financing	R$ 57,820
Outstanding Balance	R$ 63,781
Borrowings from BNDES bank for Empresa de Energia So Manoel guaranteed by Eletrobras | Empresa de Energia Sao Manoel S.A.
Disclosure of detailed information about borrowings [line items]
Company Stake	33.33%
Value of Financing	R$ 437,996
Outstanding Balance	R$ 515,693
Borrowings through Issuance of Debentures for Empresa de Energia So Manoel guaranteed by Furnas | Empresa de Energia Sao Manoel S.A.
Disclosure of detailed information about borrowings [line items]
Company Stake	33.33%
Value of Financing	R$ 113,322
Outstanding Balance	R$ 107,384
Borrowings from BNDES bank for Norte Brasil Transmissora guaranteed by Eletrobras | Norte Brasil Transmissora
Disclosure of detailed information about borrowings [line items]
Company Stake	49.00%
Value of Financing	R$ 514,500
Outstanding Balance	R$ 359,939
Borrowings through Issuance of Debentures for Norte Brasil Transmissora guaranteed by Eletrobras | Norte Brasil Transmissora
Disclosure of detailed information about borrowings [line items]
Company Stake	49.00%
Value of Financing	R$ 98,000
Outstanding Balance	R$ 144,431
Borrowings from BNDES bank for Manaus Transmissora guaranteed by Eletrobras | Manaus Transmissora
Disclosure of detailed information about borrowings [line items]
Company Stake	49.50%
Value of Financing	R$ 198,495
Outstanding Balance	R$ 112,860
Borrowings from BASA bank for Manaus Transmissora guaranteed by Eletrobras, one | Manaus Transmissora
Disclosure of detailed information about borrowings [line items]
Company Stake	49.50%
Value of Financing	R$ 123,750
Outstanding Balance	R$ 128,263
Borrowings from BASA bank for Manaus Transmissora guaranteed by Eletrobras, two | Manaus Transmissora
Disclosure of detailed information about borrowings [line items]
Company Stake	49.50%
Value of Financing	R$ 74,250
Outstanding Balance	R$ 72,766
Borrowings from BNDES bank for IE Garanhuns S/A guaranteed by Eletrobras | IE Garanhuns S/A
Disclosure of detailed information about borrowings [line items]
Company Stake	49.00%
Value of Financing	R$ 175,146
Outstanding Balance	R$ 107,807
Borrowings from BNB bank for TDG guaranteed by Chesf, one | TDG - Transmissora Delmiro Gouveia S.A.
Disclosure of detailed information about borrowings [line items]
Company Stake	49.00%
Value of Financing	R$ 29,764
Outstanding Balance	R$ 23,793
Borrowings from CAF bank for Rouar guaranteed by Eletrobras | Rouar
Disclosure of detailed information about borrowings [line items]
Company Stake	50.00%
Value of Financing	R$ 39,364
Outstanding Balance	R$ 39,364
Borrowings from BNB bank for Mangue Seco 2 guaranteed by Eletrobras | Mangue Seco 2
Disclosure of detailed information about borrowings [line items]
Company Stake	49.00%
Value of Financing	R$ 40,951
Outstanding Balance	R$ 32,029
Borrowings from BNDES bank for Livramento Holding guaranteed by Eletrobras | Livramento Holding
Disclosure of detailed information about borrowings [line items]
Company Stake	49.00%
Value of Financing	R$ 29,255
Outstanding Balance	R$ 17,632
Borrowings from BNDES bank for Centroeste de Minas guaranteed by Eletrobras | Centroeste de Minas
Disclosure of detailed information about borrowings [line items]
Company Stake	49.00%
Value of Financing	R$ 13,827
Outstanding Balance	R$ 5,119
Borrowings from BNDES bank for Caldas Novas Transmisso guaranteed by Eletrobras, one | Caldas Novas Transmissao
Disclosure of detailed information about borrowings [line items]
Company Stake	49.90%
Value of Financing	R$ 2,536
Outstanding Balance	R$ 937
Borrowings from BNDES bank for Caldas Novas Transmisso guaranteed by Eletrobras, two | Caldas Novas Transmissao
Disclosure of detailed information about borrowings [line items]
Company Stake	49.90%
Value of Financing	R$ 5,536
Outstanding Balance	R$ 3,484